Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note I - Income Taxes

The provision for income taxes consists of the following components:

	2015	2014	2013
Current tax expense	$2,218	$3,637	$2,795
Deferred tax (benefit) expense	591	(517)	144
Total income taxes	$2,809	$3,120	$2,939

The source of deferred tax assets and deferred tax liabilities at December 31:

	2015	2014
Items giving rise to deferred tax assets:
Allowance for loan losses	$2,302	$2,882
Deferred compensation	2,089	2,008
Deferred loan fees/costs	273	288
Other real estate owned	370	370
Accrued bonus	166	----
Other	143	84
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(149)	(167)
FHLB stock dividends	(1,074)	(1,074)
Unrealized gain on securities available for sale	(157)	(495)
Prepaid expenses	(234)	(206)
Depreciation and amortization	(740)	(451)
Other	(5)	(2)
Net deferred tax asset	$2,984	$3,237

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:

	2015	2014	2013
Statutory tax	$3,870	$3,806	$3,757
Effect of nontaxable interest	(437)	(418)	(322)
Effect of nontaxable insurance premiums	(336)	(142)	----
Income from bank owned insurance, net	(210)	(217)	(195)
Effect of postretirement benefits	71	238	----
Effect of nontaxable life insurance death proceeds	(11)	----	(154)
Effect of state income tax	66	73	76
Tax credits	(221)	(231)	(230)
Other items	17	11	7
Total income taxes	$2,809	$3,120	$2,939

At December 31, 2015 and December 31, 2014, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. As previously reported, the Internal Revenue Service (“IRS”) has proposed that Loan Central, as a tax return preparer, be assessed a penalty for allegedly negotiating or endorsing checks issued by the U.S. Treasury to taxpayers.  The penalty would amount to approximately $1.2 million.  Loan Central appealed this matter within the IRS.   Loan Central was notified that the Appeals Office will not concede the penalty, and the penalty has been assessed.  The Company is employing further IRS procedures, and the IRS is currently processing the Company’s claims. The matter may still be resolved at the IRS. If the matter is not resolved at the IRS, the matter may have to be resolved through the judicial system.   Based on consultation with legal counsel, management remains confident that it is highly unlikely that the penalty recommendation will be sustained.  Therefore, the Company did not recognize any interest and/or penalties related to this matter for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2012.  The tax years 2012-2014 remain open to federal and state examinations.